Subsequent Events	12 Months Ended
Dec. 31, 2017
Events after reporting period [Abstract]
Disclosure of events after reporting period [text block]
Note 36 Subsequent Events

a)	The Consolidated Financial Statements of CCU S.A. have been approved by the Board of Directors on February 28, 2018.

b)
According to Note 1, point (6), the term of the Offer for the remaining shares of the subsidiary Viña San Pedro Tarapacá S.A. (VSPT) expired on January 26, 2018. On January 29, 2018, the outcome notice of the tender offer was published, acquiring CCU Inversiones S.A. an additional 15.79% of said subsidiary for the amount of ThCh$ 49,222,782, equivalent to 6,310,613,119 shares, thus resulting in an 83.01% stake in VSPT.

c)
On January 12, 2018, CCU, through its subsidiary CCU Inversiones ll Limitada, paid a commited capital in Zona Franca Central Cervecera S.A.S for an amount of US$ 17,546,322, equivalent to ThCh$ 10,668,866.

d)	There are no others subsequent events between the closing date and the filing date of these Financial Statements (February 28, 2018) that could significantly affect their interpretation.